Going concern (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2025	Jul. 10, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 3,947	$ 163,173
Net cash used in operating activity	3,947	143,173
Working capital deficit		167,120
Accumulated deficit	3,947	167,120
Total shareholder's deficit	$ 3,947	$ 167,120